Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Long-Term Debt [Abstract]
LONG-TERM DEBT

7.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At September 30, 2018 and December 31, 2017, our long-term debt consisted of the following:

	September 30,	December 31,
	2018	2017

Secured:
6.80% Fixed Senior Notes due September 1, 2018	$-	$550
2.15% Fixed Senior Notes due June 1, 2019	250	250
5.75% Fixed Senior Notes due September 30, 2020	126	126
4.10% Fixed Senior Notes due June 1, 2022	400	400
7.00% Fixed Debentures due September 1, 2022	800	800
2.95% Fixed Senior Notes due April 1, 2025	350	350
3.70% Fixed Senior Notes due November 15, 2028	350	-
7.00% Fixed Senior Notes due May 1, 2032	500	500
7.25% Fixed Senior Notes due January 15, 2033	350	350
7.50% Fixed Senior Notes due September 1, 2038	300	300
5.25% Fixed Senior Notes due September 30, 2040	475	475
4.55% Fixed Senior Notes due December 1, 2041	400	400
5.30% Fixed Senior Notes due June 1, 2042	500	500
3.75% Fixed Senior Notes due April 1, 2045	550	550
3.80% Fixed Senior Notes due September 30, 2047	325	325
4.10% Fixed Senior Notes due November 15, 2048	450	-
Secured long-term debt	6,126	5,876
Unsecured:
Term loan credit agreement due no later than March 26, 2019	-	275
Total long-term debt	6,126	6,151
Unamortized discount and debt issuance costs	(40)	(34)
Less amount due currently	(250)	(550)
Long-term debt, less amounts due currently	$5,836	$5,567

Debt-Related Activity in 2018

Debt Repayments

Repayments of long-term debt in the nine months ended September 30, 2018 consisted of $275 million aggregate principal amount of the term loan credit agreement due March 26, 2019 and $550 million aggregate principal amount of our 6.80% senior secured notes due September 1, 2018 (2018 Notes).  The term loan agreement was repaid in full, and the 2018 Notes were defeased on August 10, 2018.

Debt Issuances

In August 2018, we issued $350 million aggregate principal amount of 3.70% senior secured notes due November 15, 2028 (the 2028 Notes) and $450 million aggregate principal amount of 4.10% senior secured notes due November 15, 2048 (the 2048 Notes and, together with the 2028 Notes, the New Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of $791 million from the sale of the New Notes for general corporate purposes, including to pay the amount required for defeasance of our 2018 Notes, to repay the $131 million outstanding under our term loan credit agreement, and to repay notes due under our CP Program.  The New Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the New Notes is payable in cash semiannually in arrears on May 15 and November 15 of each year, and the first interest payment is due November 15, 2018.  Prior to August 15, 2028, in the case of the 2028 Notes, and May 15, 2048, in the case of the 2048 Notes, we may redeem such Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium.  On and after August 15, 2028, in the case of the 2028 Notes, and May 15, 2048, in the case of the 2048 Notes, we may redeem such New Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such New Notes, plus accrued and unpaid interest. The New Notes also contain customary events of default, including failure to pay principal or interest when due.

The New Notes were issued in a private placement and were not registered under the Securities Act of 1933.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the New Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of an offer to exchange freely tradable exchange notes for the New Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the New Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the New Notes or the exchange offer is not completed within 315 days after the issue date of the New Notes (an exchange default), then the annual interest rate on the 2028 Notes will increase 12.5 basis points per annum and the annual interest rate on the 2048 Notes will increase 15 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the New Notes.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (excluding borrowings under the CP Program and the Credit Facility) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At September 30, 2018, the amount of available bond credits was $3.588 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $2.136 billion.

Fair Value of Long-Term Debt

At September 30, 2018 and December 31, 2017, the estimated fair value of our long-term debt (including current maturities) totaled $6.731 billion and $7.153 billion, respectively, and the carrying amount totaled $6.086 billion and $6.117 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

7.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At December 31, 2017 and 2016, our long-term debt consisted of the following:

	December 31,
	2017	2016

Secured:
5.000% Fixed Senior Notes due September 30, 2017	$-	$324
6.800% Fixed Senior Notes due September 1, 2018	550	550
2.150% Fixed Senior Notes due June 1, 2019	250	250
5.750% Fixed Senior Notes due September 30, 2020	126	126
4.100% Fixed Senior Notes due June 1, 2022	400	400
7.000% Fixed Debentures due September 1, 2022	800	800
2.950% Fixed Senior Notes due April 1, 2025	350	350
7.000% Fixed Senior Notes due May 1, 2032	500	500
7.250% Fixed Senior Notes due January 15, 2033	350	350
7.500% Fixed Senior Notes due September 1, 2038	300	300
5.250% Fixed Senior Notes due September 30, 2040	475	475
4.550% Fixed Senior Notes due December 1, 2041	400	400
5.300% Fixed Senior Notes due June 1, 2042	500	500
3.750% Fixed Senior Notes due April 1, 2045	550	550
3.800% Fixed Senior Notes due September 30, 2047	325	-
Secured long-term debt	5,876	5,875
Unsecured:
Term loan credit agreement due no later than March 26, 2019	275	-
Total long-term debt	6,151	5,875
Unamortized discount and debt issuance costs	(34)	(36)
Less amount due currently	(550)	(324)
Long-term debt, less amounts due currently	$5,567	$5,515

Debt-Related Activity in 2017

Debt Repayments

Repayments of long-term debt in 2017 consisted of $324 million aggregate principal amount of 5.00% senior secured notes due September 30, 2017 (2017 Notes) that we redeemed on September 29, 2017.

Issuance of Senior Secured Notes

In September 2017, we issued $325 million aggregate principal amount of 3.80% senior secured notes due September 30, 2047 (2047 Notes).  We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of $321 million from the sale of the 2047 Notes for general corporate purposes, including repayment of borrowings under the revolving credit facility and payment of a portion of the redemption price for the 2017 Notes.  The 2047 Notes are secured by a first priority lien, and are secured equally and ratably with all of our other secured indebtedness.

Interest on the 2047 Notes is payable in cash semiannually on March 30 and September 30 of each year, beginning on March 30, 2018.  Prior to March 30, 2047, we may at our option at any time redeem all or part of the 2047 Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a make-whole premium.  On and after March 30, 2047, Oncor may redeem the 2047 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such 2047 Notes, plus accrued and unpaid interest. The 2047 Notes also contain customary events of default, including failure to pay principal or interest on the 2047 Notes when due.

The 2047 Notes were issued in a private placement and were not registered under the Securities Act.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the 2047 Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of an offer to exchange freely tradable exchange notes for the 2047 Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offer to be completed within 315 days after the issue date of the 2047 Notes.  If a registration statement for the exchange offer is not declared effective by the SEC within 270 days after the issue date of the 2047 Notes or the exchange offer is not completed within 315 days after the issue date of the 2047 Notes (an exchange default), then the annual interest rate on the 2047 Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue date of the 2047 Notes.

Term Loan Credit Agreement

On September 26, 2017, we entered into an unsecured term loan credit agreement in an aggregate principal amount of $275 million.  We used the proceeds (net of the fees and expenses) for general corporate purposes, including repayment of borrowings under the revolving credit facility and to pay a portion of the redemption price for the 2017 Notes.  The term loan credit agreement has an 18-month term maturing on March 26, 2019, and contains optional prepayment provisions as well as mandatory prepayment provisions that require prepayment in the event of certain specified debt issuances or certain specified asset dispositions.

At December 31, 2017, we had outstanding borrowings of $275 million under the term loan credit agreement bearing  interest at a rate per annum of 2.452%.

Loans under the term loan credit agreement bear interest at per annum rates equal to, at our option, (i) LIBOR plus 0.90%, or (ii) an alternate base rate (the highest of (1) the prime rate of Wells Fargo Bank, National Association, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1.00%).

The term loan credit agreement contains customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things, incurring additional liens, entering into mergers and consolidations, and sales of substantial assets.  In addition, the term loan credit agreement requires that we maintain a consolidated senior debt to capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.  At December 31, 2017, we were in compliance with the covenants under our term loan credit agreement.

The term loan credit agreement also contains customary events of default for facilities of this type the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the term loan credit agreement, cross-default provisions in the event Oncor or any of its subsidiaries defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $50 million that are not discharged within 60 days.

Debt-Related Activity in 2016

Debt Repayments

Repayments of long-term debt in 2016 totaled $41 million, representing the final transition bond principal payment at the scheduled maturity date.

Issuance of Senior Secured Notes

In August 2016, we completed the sale of $175 million aggregate principal amount of 3.75% senior secured notes maturing in April 2045 (Additional 2045 Notes).  The Additional 2045 Notes were an additional issuance of our 3.75% senior secured notes maturing in April 2045, $375 million aggregate principal amount of which were previously issued in March 2015 (2045 Notes).  The Additional 2045 Notes were issued as part of the same series as the 2045 Notes.  We used the net proceeds of approximately $185 million from the sale of the Additional 2045 Notes to repay borrowings under our revolving credit facility and for general corporate purposes.  The Additional 2045 Notes and 2045 Notes are secured by the first priority lien and are secured equally and ratably with all of our other secured indebtedness as discussed below.

Interest on the Additional 2045 Notes is payable in cash semiannually in arrears on April 1 and October 1 of each year, beginning on October 1, 2016.  We may at our option redeem the Additional 2045 Notes, in whole or in part, at any time, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and, until October 1, 2044, a make-whole premium.  The Additional 2045 Notes also contain customary events of default, including failure to pay principal or interest on the Additional 2045 Notes when due.

The Additional 2045 Notes were issued in a private placement.  In January 2017, we completed an offering with the holders of the Additional 2045 Notes to exchange their respective Additional 2045 Notes for notes that have terms identical in all material respects to the Additional 2045 Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The Exchange Notes were registered on a Form S-4, which was declared effective in December 2016.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness (excluding borrowings under the 2017 Credit Facility and the term loan credit agreement) with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2017, the amount of available bond credits was approximately $3.038 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $2.458 billion.

Maturities

Long-term debt maturities at December 31, 2017, are as follows:

Year	Amount
2018	$550
2019	525
2020	126
2021	-
2022	1,200
Thereafter	3,750
Unamortized discount and debt issuance costs	(34)
Total	$6,117

Fair Value of Long-Term Debt

At December 31, 2017 and 2016, the estimated fair value of our long-term debt (including current maturities) totaled $7.153 billion and $6.751 billion, respectively, and the carrying amount totaled $6.117 billion and $5.839 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.